Related party disclosure (Details Narrative) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Disclosure
Dividend payables	S/ 24,054
Total short term compensations	22,705	S/ 21,752	S/ 23,074
Total long term compensations	S/ 11,401	S/ 16,088	S/ 14,159